Disclosure of detailed information about investments (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Financial assets at fair value through profit or loss, Cost	$ 2,396,251	$ 1,641,751
Financial assets at fair value through profit or loss, Accumulated unrealised loss	(1,256,804)	(1,378,995)
Financial assets at fair value through profit or loss, Fair value	1,139,447	262,756
Financial assets available-for-sale, Cost	2,287,141	910,473
Financial assets available-for-sale, Accumulated unrealised loss	(87,942)	(697,675)
Financial assets available-for-sale, Fair value	2,199,199	212,798
Investments, Cost	4,683,392	2,552,224
Investments, Accumulated unrealised loss	(1,344,746)	(2,076,670)
Investments, Fair value	$ 3,338,646	$ 475,554